Investor A Institutional [Member] Expense Example - Investor A, Institutional - BlackRock U.S. Insights Long/Short Equity Fund	May 31, 2025 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 704
Expense Example, with Redemption, 3 Years	1,531
Expense Example, with Redemption, 5 Years	2,372
Expense Example, with Redemption, 10 Years	4,534
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	1,011
Expense Example, with Redemption, 5 Years	1,875
Expense Example, with Redemption, 10 Years	$ 4,105